Income Tax (Tables)	12 Months Ended
Dec. 31, 2016
Income Tax Disclosure [Abstract]
Reconciliation of Income Tax Attributable to Operations

(In thousands)	2016	2015	2014
Income taxes at statutory rates (at a rate of 34% for all periods presented)	$(6,844)	$(5,712)	$(8,922)
Expenses not deducted for tax purposes	(67)	(14)	(452)
Effect of tax rate changes on deferred tax assets and liabilities	(3)	(13)	(9)
Rate differential on foreign earnings	972	689	1,445
Reduction (increase) in benefit of operating losses	196	(32)	441
Reduction in the benefit of other tax attributes	—	—	—
Investment tax credits	(252)	(297)	(357)
Change in valuation allowance	6,203	5,114	7,854
Book to tax return adjustments	(205)	265	—
Other		—	—

Income tax expense	$—	$—	$—

Summary of Investment Tax Credits and Non-Capital Losses and Net Operating Losses

The investment tax credits and non-capital losses and net operating losses for income tax purposes expire as follows (in thousands):

	Investment Tax Credits	Net Operating Losses	Non-capital Losses
2016	—	—	—
2017	—	—	—
2018	150	10,795	—
2019	102	32	—
2020	76	2,745	—
2021	69	400	—
2022	105	11,766	—
2023	96	10,785	—
2024	111	16,814	—
2025	144	2,062	—
2026	400	27,157	7,335
2027	173	22,225	4,949
2028	390	12,648	8,020
2029	317	4,358	(9)
2030	346	5,034	6,288
2031	608	6,200	12,121
2032	505	8,418	17,278
2033	411	2,366	23,240
2034	492	2,609	17,077
2035	328	5,342	3,120
2036	286	6,635	16,531

	$5,109	$158,391	$115,950

Significant Components of Company's Deferred Tax Assets and Deferred Tax Liabilities

Significant components of our deferred tax assets as of December 31 are shown below (in thousands):

	2016	2015
Deferred tax assets:
Tax basis in excess of book value of assets	$6,483	$6,308
Non-capital loss carryforwards	84,358	77,746
Research and development deductions and credits	7,969	7,484
Stock options	3,743	3,448
Restructuring liability	624	474
Other	112	1,627

Total deferred tax assets	103,289	97,087
Valuation allowance	$(103,289)	$(97,087)
Net deferred tax assets	—	—

Reconciliation of Unrecognized Tax Benefits of Uncertain Tax Positions

A reconciliation of the unrecognized tax benefits of uncertain tax positions for the year ended December 31, 2016 is as follows (in thousands):

		Year ended December 31,
	2016	2015	2014
Balance at January 1	$2,055	$2,039	$2,007
Additions based on tax positions related to the current year	16	16	32
Additions based on tax positions related to prior years	—	—	—

Balance at December 31	$2,071	$2,055	$2,039

Summary of Years Open to Examination Under Different Jurisdiction	Tax audits by their very nature are often complex and can require several years to complete.

Tax Jurisdiction	Years open to examination
Canada	2008 to 2016
US	2013 to 2016